                           OPPENHEIMER CALIFORNIA MUNICIPAL FUND
                          Supplement dated January 2, 2003 to the
                Statement of Additional Information dated September 24, 2002

The  supplement  dated  October 14,  2002 to the  Statement  of  Additional  Information  is
withdrawn.

The Statement of Additional Information is changed as follows:

1.  In  the  "Independent  Trustees"  table  on  page  32 of  the  Statement  of  Additional
Information,   the  following  language  is  inserted  after  the  row  titled  "Clayton  K.
Yeutter":

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Joel W. Motley,
Director since 2002                 Director   (January   2002-present),    Columbia
Age: 50                             Equity    Financial    Corp.     (privately-held
                                    financial  adviser);  Managing Director (January
                                    2002-present),      Carmona     Motley,     Inc.
                                    (privately-held financial adviser);  Formerly he
                                    held the following positions:  Managing Director
                                    (January  1998-December  2001),  Carmona  Motley
                                    Hoffman    Inc.    (privately-held     financial
                                    adviser);     Managing     Director     (January
                                    1992-December   1997),   Carmona  Motley  &  Co.
                                    (privately-held financial adviser).  Oversees 31
                                    portfolios in the OppenheimerFunds complex.
-------------------------------------------------------------------------------------

2.  Effective  December  31, 2002,  Mr. Leon Levy  resigned as a Trustee of the Fund and Mr.
Clayton  Yeutter  was  elected  as  Chairman  of  the  Board,  effective  January  1,  2003.
Therefore,   the   Statement  of   Additional   Information   is  revised  by  deleting  the
biography  for  Mr.  Levy  on  page  31  and  by  adding  the  following  to  Mr.  Yeutter's biography:  "Chairman of the Board of Trustees."

3.  In the Trustee compensation table on page 36, the title of "Chairman" after
   Mr. Levy's name is deleted and the title of "Chairman" is added after Mr. Yeutter's name.  In addition, the following footnote is added following Mr. Levy's name and following Mr. Yeutter's name:

            4. Effective January 1, 2003, Clayton Yeutter became
                Chairman of the Board of Trustees of the Board
                I Funds upon the retirement of Leon Levy.

January 2, 2003                                             PXO790.009